Interest Income (Expense), Net	12 Months Ended
Dec. 31, 2019
Banking And Thrift Interest [Abstract]
Interest Income (Expense), Net
22.	INTEREST INCOME (EXPENSE), NET

Interest income (expense), net consisted of the following:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Income	55	47	30
Expense	(54)	(54)	(52)
Total	1	(7)	(22)

Interest income is related to the cash and cash equivalents held by the Company.  Interest expense recorded in 2019, 2018 and 2017 included respectively a charge of $39 million, $38 million and $37 million on the senior unsecured convertible bonds issued in July 2017 and July 2014, of which respectively $37 million, $36 million and $33 million was a non-cash interest expense resulting from the accretion of the discount on the liability component.  Net interest includes also charges related to the banking fees and the sale of trade and other receivables.

No borrowing cost was capitalized in 2019, 2018 and 2017.  Interest income on government bonds and floating rate notes classified as available-for-sale marketable securities amounted to $6 million for the year ended December 31, 2019, $6 million for the year ended December 31, 2018 and $6 million for the year ended December 31, 2017.